	NICHOLAS II, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF DECEMBER 31, 2024

SHARES OR PRINCIPAL AMOUNT

		VALUE
COMMON STOCKS -- 99.04%
	Communication Services - Media & Entertainment -- 1.71%
158,035	Trade Desk, Inc. Class A*	$ 18,573,854

	Consumer Discretionary - Consumer Discretionary Distribution & Retail -- 6.75%
46,070	Burlington Stores, Inc.*	13,132,714
108,565	CarMax, Inc.*	8,876,274
21,926	O'Reilly Automotive, Inc.*	25,999,851
36,740	Ulta Beauty Inc.*	15,979,328
49,433	Williams-Sonoma, Inc.	9,154,003
		73,142,170

	Consumer Discretionary - Consumer Services -- 5.58%
286,255	Chipotle Mexican Grill, Inc.*	17,261,176
32,870	Domino's Pizza, Inc.	13,797,511
237,485	Service Corporation International	18,956,053
36,763	Wingstop Inc.	10,448,045
		60,462,785

	Consumer Staples - Consumer Staples Distribution & Retail -- 2.25%
273,400	BJ's Wholesale Club Holdings, Inc.*	24,428,290

	Consumer Staples - Food, Beverage & Tobacco -- 1.99%
47,822	Constellation Brands, Inc. Class A	10,568,662
164,815	Lamb Weston Holdings, Inc.	11,014,586
		21,583,248

	Financials - Banks -- 0.76%
149,690	Webster Financial Corporation	8,265,882

	Financials - Financial Services -- 7.19%
70,110	Corpay, Inc.*	23,726,626
80,648	Jack Henry & Associates, Inc.	14,137,594
29,897	Morningstar, Inc.	10,068,114
114,755	Northern Trust Corporation	11,762,387
117,419	Raymond James Financial, Inc.	18,238,693
		77,933,414

	Health Care - Health Care Equipment & Services -- 8.73%
168,900	Cooper Companies, Inc.*	15,526,977
227,260	Globus Medical Inc Class A*	18,796,675
150,250	Hologic, Inc.*	10,831,522
77,440	ResMed Inc.	17,709,754
83,254	STERIS plc	17,113,692
69,445	Veeva Systems Inc Class A*	14,600,811
		94,579,431

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences -- 8.33%
255,609	Bio-Techne Corporation	18,411,516
68,606	Charles River Laboratories International, Inc.*	12,664,668
83,373	IQVIA Holdings Inc*	16,383,628
14,964	Mettler-Toledo International Inc.*	18,311,147
118,455	Revvity, Inc.	13,220,763
515,270	Stevanato Group SpA	11,227,733
		90,219,455

	Industrials - Capital Goods -- 12.11%
193,010	A.O. Smith Corporation	13,165,212
113,045	AMETEK, Inc.	20,377,492
145,045	Fastenal Company	10,430,186
238,700	Fortive Corp.	17,902,500
85,723	IDEX Corporation	17,940,967
61,005	L3Harris Technologies Inc	12,828,131
9,840	Lennox International Inc.	5,995,512
77,500	Nordson Corporation	16,216,100
86,358	Westinghouse Air Brake Technologies Corporation	16,372,613
		131,228,713

	Industrials - Commercial & Professional Services -- 12.19%
89,700	Broadridge Financial Solutions, Inc.	20,280,273
98,875	Paylocity Holding Corp.*	19,722,596
146,233	RB Global, Inc.	13,191,679
81,615	Republic Services, Inc.	16,419,306
252,068	TransUnion	23,369,224
82,583	Verisk Analytics Inc	22,745,836
95,092	Waste Connections, Inc.	16,315,885
		132,044,799

	Industrials - Transportation -- 1.54%
94,415	Old Dominion Freight Line, Inc.	16,654,806

	Information Technology - Semiconductors & Semiconductor Equipment -- 3.75%
265,609	Lattice Semiconductor Corporation*	15,046,750
227,745	Microchip Technology Incorporated	13,061,176
141,740	Skyworks Solutions, Inc.	12,569,503
		40,677,429

	Information Technology - Software & Services -- 16.20%
37,961	Crowdstrike Holdings, Inc. Class A*	12,988,736
89,607	CyberArk Software Ltd.*	29,852,572
438,343	Dynatrace, Inc.*	23,823,942
225,014	Elastic NV*	22,294,387
48,940	Gartner, Inc.*	23,709,962
35,444	MongoDB, Inc.*	8,251,718
179,742	Okta, Inc. Class A*	14,163,670
101,918	Palo Alto Networks, Inc.*	18,544,999
118,985	PTC Inc.*	21,877,772
		175,507,758

	Information Technology - Technology Hardware & Equipment -- 3.51%
98,195	CDW Corporation	17,089,858
45,104	Teledyne Technologies Incorporated*	20,934,120
		38,023,978

	Materials - Materials -- 3.13%
78,580	AptarGroup, Inc.	12,344,918
83,801	Vulcan Materials Company	21,556,131
		33,901,049

	Real Estate - Real Estate Management & Development -- 3.32%
158,175	CBRE Group, Inc. Class A*	20,766,796
211,706	CoStar Group, Inc.*	15,156,033
		35,922,829

	TOTAL COMMON STOCKS
	(cost $544,164,145)	1,073,149,890

SHORT-TERM INVESTMENTS -- 0.99%
	Money Market Deposit Account – 0.92%
$9,913,331	U.S. Bank Money Market, 4.20%	9,913,331

	Money Market Fund – 0.07%
786,481	Morgan Stanley Institutional Liquidity Funds Government Portfolio
	(Institutional Class), 7-day net yield, 4.419%	786,481

	TOTAL SHORT-TERM INVESTMENTS
	(cost $10,699,812)	10,699,812

	TOTAL INVESTMENTS
	(cost $554,863,957) - 100.03%	1,083,849,702

	LIABILITIES, NET OF OTHER ASSETS - (0.03)%	(268,902)

	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100%	$ 1,083,580,800

* Non-income producing security.

	The accompanying notes to financial statements are an integral part of this schedule.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Financial Statements.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

                Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

                Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2024, in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1
Common Stocks(1)	$1,073,149,890
Money Market Deposit Account	9,913,331
Money Market Fund	786,481
Level 2
None	—
Level 3
None	—
Total	$1,083,849,702

(1) See Schedule above for further detail by industry.